Short Term Bank Loans - Schedule of Short-Term Loans Summarized (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Collateralized bank loans [Member]
Schedule of Short-Term Loans Summarized [Line Items]
Short-term loans		$ 2,760,602
Unsecured bank loans [Member]
Schedule of Short-Term Loans Summarized [Line Items]
Short-term loans		281,694
Short-Term Debt [Member]
Schedule of Short-Term Loans Summarized [Line Items]
Short-term loans		$ 3,042,296